Supplemental Financial Statement Information (Shipping And Handling Expenses) (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jan. 31, 2016	Oct. 31, 2015	Jan. 31, 2015	Oct. 31, 2014	Jan. 31, 2016	Jan. 31, 2015	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Shipping and handling expenses	$ 51,449	$ 48,079	$ 55,165	$ 52,105	$ 99,337	$ 107,270	$ 201,899	$ 212,635	$ 201,704
Operating Expense [Member]
Condensed Financial Statements, Captions [Line Items]
Shipping and handling expenses	43,881	40,535	48,125	45,790	84,225	93,915	174,105	190,999	181,932
Depreciation And Amortization Expense [Member]
Condensed Financial Statements, Captions [Line Items]
Shipping and handling expenses	1,082	1,115	1,327	1,449	2,197	2,777	5,127	5,829	5,744
Equipment Lease Expense [Member]
Condensed Financial Statements, Captions [Line Items]
Shipping and handling expenses	$ 6,486	$ 6,429	$ 5,713	$ 4,866	$ 12,915	$ 10,578	$ 22,667	$ 15,807	$ 14,028